Consolidated Statements of Operations and Comprehensive Income (Loss)		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 10,385,661	$ 13,847,548		$ 21,810,317		$ 16,824,168
Cost of revenue		9,448,104	12,597,472		19,165,477		14,642,786
Gross profit		937,557	1,250,076		2,644,840		2,181,382
Operating expenses
Provision for credit loss		115,558	154,077		399,278		17,272
General and administrative expenses		1,547,493	2,063,324		2,290,312		2,089,611
Total operating expenses		1,663,051	2,217,401		2,689,590		2,106,883
Income (loss) from operations		(725,494)	(967,325)		(44,750)		74,499
Other income (expense)
Interest expenses, net		(49,440)	(65,921)		(77,104)		(83,276)
Finance expense, net		(3,205)	(4,273)		(8,096)		(7,125)
Other income		105,492	140,656		99,543		222,309
Foreign exchange gain (loss), net		35,144	46,859		(2,906)		4,510
Total other income, net		87,991	117,321		11,437		136,418
Income (loss) before provision for income taxes		(637,503)	(850,004)		(33,313)		210,917
Income tax (expense) benefit		26,728	35,638		37,998		(142,290)
Net income		(610,775)	(814,366)	$ 3,516	4,685	$ 51,470	68,627
Comprehensive income		$ (610,775)	$ (814,366)		$ 4,685		$ 68,627
Earnings per share - basic | (per share)		$ (0.05)	$ (0.07)		$ 0.00		$ 0.01
Earnings per share - diluted | (per share)		$ (0.05)	$ (0.07)		$ 0.00		$ 0.01
Weighted average shares outstanding, basic	[1]	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000
Weighted average shares outstanding, diluted	[1]	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000	11,250,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance on August 2, 2022.